Credit Facilities and Debt - Additional Information (Detail) In Millions, unless otherwise specified	9 Months Ended		0 Months Ended		0 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2014 CNH Industrial Capital LLC (Formerly CNH Capital LLC) [Member] USD ($)	Jun. 30, 2014 CNH Industrial Capital LLC (Formerly CNH Capital LLC) [Member]	Sep. 25, 2014 CNH Industrial Finance Europe S.A. (Formerly Fiat Industrial Finance Europe S.A.) [Member] USD ($)	Sep. 25, 2014 CNH Industrial Finance Europe S.A. (Formerly Fiat Industrial Finance Europe S.A.) [Member] EUR (€)	Mar. 18, 2014 CNH Industrial Finance Europe S.A. (Formerly Fiat Industrial Finance Europe S.A.) [Member] USD ($)	Mar. 18, 2014 CNH Industrial Finance Europe S.A. (Formerly Fiat Industrial Finance Europe S.A.) [Member] EUR (€)
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 13,479.0	$ 13,083.0	$ 500.0		$ 881.0	€ 700.0	$ 1,300.0	€ 1,000.0
Long term notes offering closed date			Jun. 30, 2014		Sep. 25, 2014	Sep. 25, 2014	Mar. 18, 2014	Mar. 18, 2014
Long-term debt, percentage bearing fixed interest, percentage rate				3.375%	2.88%	2.88%	2.75%	2.75%
Long term notes maturity period			2019-07		2021-09	2021-09	2019-03	2019-03
Issue price, percentage			99.426%		99.22%	99.22%
Net proceeds from Issuance of Debt			$ 492.3
Long term notes price determination date					Sep. 22, 2014	Sep. 22, 2014